SCHEDULE OF SERVICE INVENTORIES (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Long-term Purchase Commitment [Line Items]
Service inventories, gross	$ 100,757	$ 94,263
Spare Parts [Member]
Long-term Purchase Commitment [Line Items]
Service inventories, gross	61,314	54,709
Chemicals [Member]
Long-term Purchase Commitment [Line Items]
Service inventories, gross	24,380	24,422
Consumables [Member]
Long-term Purchase Commitment [Line Items]
Service inventories, gross	$ 15,063	$ 15,132